Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income Loss
Other Comprehensive Income (Loss)

Note 16 - Other Comprehensive Income (Loss)

Other comprehensive income (loss) components and related taxes follow:

(Dollars in thousands)

	2012	2011	2010
Unrealized holding gains on available for sale securities	$363	$2,448	$635
Less reclassification adjustments for gains included in net income	419	129	443
Net unrealized gains	(56)	2,319	192
Less tax effect	(19)	789	65
Net-of-tax amount	(37)	1,530	127

Change in funded status of post-retirement benefit plan	(34)	(23)	(21)
Tax effect	(12)	(8)	(7)
Net-of-tax amount	(22)	(15)	(14)
Total	$(59)	$1,515	$113

Accumulated other comprehensive income, a component of equity, was comprised of the following at December 31:

(Dollars in thousands)

	2012	2011
Unrealized holding gains on available for sale securities	$3,347	$3,402
Unrecognized actuarial gains on post-retirement benefit plan	223	258
Tax effect	(1,214)	(1,245)
Net accumulated other comprehensive income	$2,356	$2,415